Organization and Significant Accounting Policies, Research and Development Expenses (Details) - Novartis [Member] - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2017
Research and Development Expenses [Abstract]
Sublicense fee expenses	$ 48.4
Non-cash sublicense expenses	33.4
Allocable arrangement consideration	108.4
Portion of upfront payment paid as sublicense fee to Ionis	$ 15.0
Percentage of license fees, milestone payments and royalties paid as sublicense fee to Ionis		50.00%